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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24120

FIRST EAGLE ETF TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices) (Zip code)

Sheelyn Michael

First Eagle ETF Trust 1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-698-3300

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

First Eagle US Equity ETF USFE

First Eagle Mid Cap Equity ETF FEMD

April 30, 2026

Semi-Annual Shareholder Report

USFE

This Semi-Annual Shareholder Report contains important information about the Fund for the period of January 26, 2026 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 844-422-3367.

First Eagle US Equity ETF

What Were the Fund's Costs for the period ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle US Equity ETF	$12	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$2,075,792
  Number of Portfolio Holdings57
  Portfolio Turnover Rate10.06%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	98.0%
Short-Term Investments	2.0%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Alphabet, Inc., Class C (Interactive Media & Services, United States)	5.7%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	5.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.1%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	3.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.5%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	3.5%
Elevance Health, Inc. (Health Care Providers & Services, United States)	3.4%
Philip Morris International, Inc. (Tobacco, United States)	2.9%
Oracle Corp. (Software, United States)	2.7%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.4%
Total	36.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	2.0%
Real Estate	5.6%
Consumer Staples	6.3%
Industrials	9.1%
Materials	10.0%
Information Technology	10.7%
Financials	12.2%
Energy	12.4%
Communication Services	15.3%
Health Care	16.4%

First Eagle US Equity ETF

April 30, 2026

Semi-Annual Shareholder Report

USFE

First Eagle Investments

For more information, please scan the QR code to navigate to the Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 844-422-3367 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2026

Semi-Annual Shareholder Report

FEMD

This Semi-Annual Shareholder Report contains important information about the Fund for the period of January 26, 2026 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 844-422-3367.

First Eagle Mid Cap Equity ETF

What Were the Fund's Costs for the period ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle Mid Cap Equity ETF	$14	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$2,877,755
  Number of Portfolio Holdings70
  Portfolio Turnover Rate27.87%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Common Stocks	99.6%
Short-Term Investments	0.4%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Table Summary
Onto Innovation, Inc. (Semiconductors & Semiconductor Equipment, United States)	2.3%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	2.2%
Westlake Corp. (Chemicals, United States)	2.2%
Permian Resources Corp., Class A (Oil, Gas & Consumable Fuels, United States)	2.1%
Targa Resources Corp. (Oil, Gas & Consumable Fuels, United States)	2.1%
United Rentals, Inc. (Trading Companies & Distributors, United States)	2.0%
nVent Electric plc (Electrical Equipment, United States)	2.0%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.0%
Entegris, Inc. (Semiconductors & Semiconductor Equipment, United States)	1.9%
Flex Ltd. (Electronic Equipment, Instruments & Components, United States)	1.9%
Total	20.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.4% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Table Summary
Value	Value
Short-Term Investments	0.4%
Consumer Staples	2.5%
Real Estate	7.5%
Consumer Discretionary	7.6%
Energy	8.0%
Health Care	9.6%
Materials	9.6%
Financials	10.3%
Information Technology	17.8%
Industrials	26.7%

First Eagle Mid Cap Equity ETF

April 30, 2026

Semi-Annual Shareholder Report

FEMD

First Eagle Investments

For more information, please scan the QR code to navigate to the Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 844-422-3367 and we will send separate copies of these materials within 30 days after receiving your request.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 844-422-3367.

Item 3. Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semiannual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to this report.

Item 6. Investments.

Please see the schedule of investments contained under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3

Semiannual Report

April 30, 2026

First Eagle US Equity ETF

First Eagle Mid Cap Equity ETF

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered “forward-looking statements”. Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seek”, “think”, “ought”, “try” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Table of Contents

Item 7

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

First Eagle US Equity ETF  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 98.0%
Air Freight & Logistics — 4.4%
CH Robinson Worldwide, Inc.	273	49,634
Expeditors International of Washington, Inc.	276	40,818
90,452
Banks — 1.9%
Cullen/Frost Bankers, Inc.	77	11,159
US Bancorp	507	28,727
39,886
Building Products — 0.5%
Carlisle Cos., Inc.	26	9,237
Capital Markets — 3.6%
Bank of New York Mellon Corp. (The)	563	75,650
Chemicals — 3.6%
International Flavors & Fragrances, Inc.	342	24,008
Nutrien Ltd. (Canada)	302	22,952
PPG Industries, Inc.	261	28,319
75,279
Consumer Finance — 1.3%
American Express Co.	84	27,136
Consumer Staples Distribution & Retail — 1.1%
Dollar General Corp.	193	22,365
Diversified Telecommunication Services — 2.1%
Comcast Corp., Class A	1,644	44,454
Electronic Equipment, Instruments & Components — 1.6%
IPG Photonics Corp.*	282	33,535
Energy Equipment & Services — 5.0%
Noble Corp. plc	622	31,741
NOV, Inc.	1,400	28,644
SLB Ltd.	757	43,058
103,443
Entertainment — 1.0%
Walt Disney Co. (The)	196	20,335

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

First Eagle US Equity ETF  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B*	48	22,733
Fiserv, Inc.*	278	17,417
40,150
Health Care Equipment & Supplies — 5.1%
Becton Dickinson & Co.	483	71,987
Medtronic plc	426	34,493
106,480
Health Care Providers & Services — 9.1%
Elevance Health, Inc.	189	71,143
HCA Healthcare, Inc.	166	72,119
Universal Health Services, Inc., Class B	271	45,601
188,863
Household Products — 2.3%
Colgate-Palmolive Co.	561	47,887
Insurance — 3.5%
Brown & Brown, Inc.	324	19,489
Fidelity National Financial, Inc.	329	17,207
Willis Towers Watson plc	138	35,355
72,051
Interactive Media & Services — 9.8%
Alphabet, Inc., Class C	308	117,638
Meta Platforms, Inc., Class A	141	86,279
203,917
Life Sciences Tools & Services — 2.2%
Bio-Rad Laboratories, Inc., Class A*	90	25,211
Waters Corp.*	66	20,409
45,620
Machinery — 2.5%
Cummins, Inc.	49	32,880
Deere & Co.	31	18,286
51,166
Media — 2.3%
Charter Communications, Inc., Class A*	165	27,253
Omnicom Group, Inc.	279	21,405
48,658

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

First Eagle US Equity ETF  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Metals & Mining — 6.4%
Agnico Eagle Mines Ltd. (Canada)	122	22,962
Barrick Mining Corp. (Canada)	766	30,134
Franco-Nevada Corp. (Canada)	139	32,017
Newmont Corp.	422	46,880
131,993
Office REITs — 1.1%
BXP, Inc., REIT	374	21,864
Oil, Gas & Consumable Fuels — 7.4%
Exxon Mobil Corp.	328	50,620
ONEOK, Inc.	1,120	103,555
154,175
Professional Services — 1.8%
Automatic Data Processing, Inc.	177	37,513
Residential REITs — 1.5%
Equity Residential, REIT	477	31,186
Semiconductors & Semiconductor Equipment — 1.7%
Texas Instruments, Inc.	122	34,292
Software — 7.4%
Microsoft Corp.	49	19,981
Oracle Corp.	354	57,132
Salesforce, Inc.	246	43,427
Workday, Inc., Class A*	267	32,681
153,221
Specialized REITs — 3.0%
Extra Space Storage, Inc., REIT	157	22,503
Weyerhaeuser Co., REIT	1,653	40,531
63,034
Tobacco — 2.9%
Philip Morris International, Inc.	370	61,076
Total Common Stocks (Cost $2,090,592)		2,034,918

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

First Eagle US Equity ETF  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan US Government Money Market Fund 3.61% (a) (Cost $40,820)	40,820	40,820
Total Investments — 100.0% (Cost $2,131,412)		2,075,738
Other assets less liabilities — 0.0% (b)		54
Net Assets — 100.0%		2,075,792
*
Non-income producing security.
(a)
Represents 7-day effective yield as of April 30, 2026.
(b)
Represents less than 0.05% of net assets.

Abbreviations

REIT
— Real Estate Investment Trust

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,251
Aggregate gross unrealized depreciation	(145,925)
Net unrealized depreciation	$(55,674)
Federal income tax cost of investments	$2,131,412

See Notes to Financial Statements.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

First Eagle Mid Cap Equity ETF  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 99.6%
Aerospace & Defense — 2.4%
AAR Corp.*	195	21,522
FTAI Aviation Ltd.	195	48,686
70,208
Broadline Retail — 0.5%
Coupang, Inc.*	648	12,947
Building Products — 1.5%
Carlisle Cos., Inc.	120	42,631
Capital Markets — 7.8%
Cohen & Steers, Inc.	640	44,986
Evercore, Inc., Class A	138	44,338
Houlihan Lokey, Inc., Class A	314	48,591
MarketAxess Holdings, Inc.	256	40,241
Raymond James Financial, Inc.	296	46,863
225,019
Chemicals — 6.4%
Air Products and Chemicals, Inc.	182	54,609
Ecolab, Inc.	86	22,412
PPG Industries, Inc.	408	44,268
Westlake Corp.	536	61,790
183,079
Commercial Services & Supplies — 4.8%
Clean Harbors, Inc.*	168	52,530
MSA Safety, Inc.	248	41,265
Waste Connections, Inc. (Canada)	272	44,804
138,599
Construction & Engineering — 1.0%
Dycom Industries, Inc.*	72	29,815
Construction Materials — 1.5%
Eagle Materials, Inc.	211	44,333
Consumer Staples Distribution & Retail — 1.3%
Performance Food Group Co.*	398	36,043
Diversified Consumer Services — 1.6%
Grand Canyon Education, Inc.*	264	44,635

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

First Eagle Mid Cap Equity ETF  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Diversified REITs — 1.6%
WP Carey, Inc., REIT	640	46,675
Electrical Equipment — 3.9%
nVent Electric plc	400	57,160
Regal Rexnord Corp.	251	53,973
111,133
Electronic Equipment, Instruments & Components — 12.1%
Belden, Inc.	384	43,192
Coherent Corp.*	154	49,235
Fabrinet (Thailand)*	43	29,389
Flex Ltd.*	729	66,740
Plexus Corp.*	189	47,360
Teledyne Technologies, Inc.*	77	49,730
TTM Technologies, Inc.*	398	62,972
348,618
Ground Transportation — 5.2%
Canadian Pacific Kansas City Ltd. (Canada)	616	53,568
Old Dominion Freight Line, Inc.	217	46,097
XPO, Inc.*	222	48,869
148,534
Health Care Equipment & Supplies — 4.0%
Dexcom, Inc.*	640	38,112
GE HealthCare Technologies, Inc.	586	35,652
STERIS plc	193	41,858
115,622
Health Care Providers & Services — 4.1%
Ensign Group, Inc. (The)	227	42,379
Quest Diagnostics, Inc.	243	47,191
Tenet Healthcare Corp.*	161	28,516
118,086
Hotel & Resort REITs — 1.7%
Ryman Hospitality Properties, Inc., REIT	472	49,602
Hotels, Restaurants & Leisure — 0.4%
Texas Roadhouse, Inc., Class A	77	12,396

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

First Eagle Mid Cap Equity ETF  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Household Durables — 2.6%
PulteGroup, Inc.	286	34,995
SharkNinja, Inc.*	352	40,667
75,662
Household Products — 1.2%
Clorox Co. (The)	371	35,779
Insurance — 2.4%
Reinsurance Group of America, Inc.	203	42,926
Willis Towers Watson plc	107	27,414
70,340
Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A*	152	42,578
Machinery — 1.8%
Flowserve Corp.	689	50,738
Office REITs — 1.4%
BXP, Inc., REIT	664	38,817
Oil, Gas & Consumable Fuels — 8.0%
Expand Energy Corp.	518	52,914
ONEOK, Inc.	608	56,216
Permian Resources Corp., Class A	2,826	61,098
Targa Resources Corp.	230	59,818
230,046
Paper & Forest Products — 1.7%
Louisiana-Pacific Corp.	685	49,450
Passenger Airlines — 1.1%
Delta Air Lines, Inc.	483	32,839
Real Estate Management & Development — 2.8%
Colliers International Group, Inc. (Canada)	329	34,407
Jones Lang LaSalle, Inc.*	148	47,083
81,490
Semiconductors & Semiconductor Equipment — 5.7%
Entegris, Inc.	392	55,421
Onto Innovation, Inc.*	222	65,503
Ultra Clean Holdings, Inc.*	557	43,530
164,454

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

First Eagle Mid Cap Equity ETF  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Shares	Value ($)
Specialty Retail — 0.8%
Lithia Motors, Inc., Class A	80	23,210
Textiles, Apparel & Luxury Goods — 1.8%
VF Corp.	2,672	50,581
Trading Companies & Distributors — 5.0%
Herc Holdings, Inc.	381	48,357
QXO, Inc.*	1,864	37,410
United Rentals, Inc.	60	57,590
143,357
Total Common Stocks (Cost $2,767,401)		2,867,316
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan US Government Money Market Fund 3.61% (a) (Cost $11,361)	11,361	11,361
Total Investments — 100.0% (Cost $2,778,762)		2,878,677
Liabilities in excess of other assets — 0.0% (b)		(922)
Net Assets — 100.0%		2,877,755
*
Non-income producing security.
(a)
Represents 7-day effective yield as of April 30, 2026.
(b)
Represents less than 0.05% of net assets.

Abbreviations

REIT
— Real Estate Investment Trust

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,242
Aggregate gross unrealized depreciation	(129,327)
Net unrealized appreciation	$99,915
Federal income tax cost of investments	$2,778,762

See Notes to Financial Statements.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Statement of Assets and Liabilities

April 30, 2026 (unaudited)

First Eagle US Equity ETF		First Eagle Mid Cap Equity ETF
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$2,131,412		$2,778,762
Investments, at Value (Note 2)
Investments in non-affiliates	2,075,738		2,878,677
Cash	—		10
Receivable for investment securities sold	—		20,885
Accrued interest and dividends receivable	806		1,544
Total Assets	2,076,544		2,901,116
Liabilities
Investment advisory fees payable (Note 3)	752		1,276
Payable for investment securities purchased	—		22,085
Total Liabilities	752		23,361
Net Assets	$2,075,792		$2,877,755
Net Assets Consist of
Paid in capital	$2,113,253		$2,827,729
Total distributable earnings (losses)	(37,461)		50,026
Net Assets	$2,075,792		$2,877,755
Shares Outstanding (unlimited shares authorized):	60,000		80,001
Net asset value per share and redemption proceeds per share:	$34.60		$35.97

See Notes to Financial Statements.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statement of Operations

	First Eagle US Equity ETF	First Eagle Mid Cap Equity ETF
For the Period 1/26/26† - 4/30/26 (unaudited)		For the Period 1/26/26† - 4/30/26 (unaudited)
Investment Income
Dividends from:
Non-affiliates (net of $36 and $167 foreign taxes withheld)	$8,911		$7,768
Total Income	8,911		7,768
Expenses
Investment advisory fees (Note 3)	3,738		4,430
Total Expenses	3,738		4,430
Expense waiver (Note 3)	(1,609)		(1,181)
Net Expenses	2,129		3,249
Net Investment Income (Note 2)	6,782		4,519
Realized and Unrealized Gains (Losses) on Investments (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	11,431		(54,408)
11,431			(54,408)
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates	(55,674)		99,915
(55,674)			99,915
Net realized and unrealized gains (losses) on investments	(44,243)		45,507
Net Increase (Decrease) in Net Assets Resulting from Operations	$(37,461)		$50,026
†
Inception date.

See Notes to Financial Statements.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Statement of Changes in Net Assets

	First Eagle US Equity ETF	First Eagle Mid Cap Equity ETF
For the Period 1/26/26† - 4/30/26 (unaudited)		For the Period 1/26/26† - 4/30/26 (unaudited)
Operations
Net investment income	$6,782		$4,519
Net realized gain (loss) on investments	11,431		(54,408)
Change in unrealized appreciation (depreciation) on investments	(55,674)		99,915
Net Increase (decrease) in net assets resulting from operations	(37,461)		50,026
Fund Share Transactions
Net proceeds from shares sold	350,000		—
In-kind subscription (See Note 6)	1,763,253		2,827,729
Increase in net assets from Fund share transactions	2,113,253		2,827,729
Net increase in net assets	2,075,792		2,877,755
Net Assets (Note 2)
Beginning of period	—		—
End of period	$2,075,792		$2,877,755
Changes in Shares Outstanding
Shares outstanding, beginning of period	—		—
Issued	10,000		—
Issued in-kind (See Note 6)	50,000		80,001
Shares outstanding, end of period	60,000		80,001
†
Inception date.

See Notes to Financial Statements.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

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First Eagle ETF Trust

Financial Highlights

	Per share operating performance*												Ratios/Supplemental Data
		Change in Net Assets Resulting from Operations											Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment Income	Net realized and unrealized gains (losses) on investments†	Total investment operations	Net asset value, end of period	Total return	Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers	Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle US Equity ETF
For The Period 1/26/26^‑4/30/26 (unaudited)	$35.00	0.13		(0.53)		(0.40)		$34.60		(1.15)	%(a)	$2,076	0.79	%(b)	0.45%(b	)	1.09	%(b)	1.43	%(b)	10.06	%(a)(c)
First Eagle Mid Cap Equity ETF
For The Period 1/26/26^‑4/30/26 (unaudited)	$34.98	0.07		0.92		0.99		$35.97		2.84	%(a)	$2,878	0.75	%(b)	0.55%(b	)	0.57	%(b)	0.77	%(b)	27.87	%(a)(c)
*
Per share amounts have been calculated using the average shares method.
†
The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss for that period because of the timing of sales and purchase of the Funds’ shares in relation to fluctuating market value of the investments in the Funds.
^
Inception date.
(a)
Not Annualized.
(b)
Annualized.
(c)
In-Kind transactions are not included in the portfolio turnover calculations.

See Notes to Financial Statements.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

Note 1 — Organization

First Eagle ETF Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of April 30, 2026, the Trust consists of two portfolios, the First Eagle US Equity ETF and First Eagle Mid Cap Equity ETF (each a “Fund” and together, the “Funds”). The Trust is a Delaware statutory trust. The First Eagle US Equity ETF is a non-diversified and an actively managed exchange-traded fund (“ETF”) with an investment objective of long-term growth of capital. It seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity securities and may invest to a lesser extent in securities of non-U.S. issuers (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). The First Eagle Mid Cap Equity ETF is a diversified and an actively managed ETF with an investment objective of long-term growth of capital. It seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. mid-cap companies and may invest to a lesser extent in the securities of non-U.S. issuers (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts).

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Funds. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. A controlling interest in First Eagle Holdings is owned by funds managed by Genstar Capital, LLC.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the “FASB”) Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)
Investment Valuation — Each Fund computes its net asset value (“NAV”) once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case, it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which it is traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be “fair valued” as described below.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close of trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Adviser believes that relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

The Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a‑5 under the 1940 Act, the Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of April 30, 2026:

First Eagle US Equity ETF

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,034,918	$—	$—	$2,034,918
Short-Term Investments	40,820	—	—	40,820
Total	$2,075,738	$—	$—	$2,075,738
†
See Schedule of Investments for additional detailed categorizations.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

First Eagle Mid Cap Equity ETF

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,867,316	$—	$—	$2,867,316
Short-Term Investments	11,361	—	—	11,361
Total	$2,878,677	$—	$—	$2,878,677
†
See Schedule of Investments for additional detailed categorizations.
c)
Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable.

Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. Investment income is recorded net of foreign withholding taxes. Foreign taxes are accrued based on gains realized by a Fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund’s share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)
Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group, and certain other funds also managed by the Adviser. Generally, expenses that do not pertain specifically to a Fund are allocated to each Fund based upon the percentage of net assets a Fund bears to the total net assets of all the Funds that share the expense. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.
e)
Derivative Transactions — Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), a Fund must comply with Rule 18f‑4 with respect to its Derivatives Transactions (as defined below). Rule 18f‑4, among

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f‑4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund’s “derivatives exposure” (as defined in Rule 18f‑4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f‑4) and a Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, each Fund relies on the Limited Derivatives User Exception.

Under Rule 18f‑4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f‑4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

f)
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

g)
Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.
h)
New Accounting Pronouncements — In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently assessing the impact on the financial statements and related disclosures.
i)
United States Income Taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

j)
Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
k)
Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
l)
Segment Reporting — The Funds have adopted FASB Accounting Standards Update 2023‑07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023‑07”). Adoption of the new standard impacted financial statement disclosure requirements only and did not affect the Funds’

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

financial position or the results of their operations. Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance.

In accordance with ASC 280, the Funds have determined that they have a single operating segment which derives its revenues from investments made in accordance with the Funds’ defined investment objective. The Funds’ CODM is represented by the Fund Operating Committee of the Advisor. The Funds’ net investment income, total returns, expense ratios, and net increase (decrease) in net assets resulting from operations which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Funds’ financial statements.

Note 3 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

Subject to the overall supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of an investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement’’). Under the terms of the Advisory Agreement, each Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.79% and 0.75% of the average daily net assets of the First Eagle US Equity ETF and First Eagle Mid Cap Equity ETF, respectively, during the month. From the unitary management fees, the Adviser pays most of the expenses of the Funds, including the cost of sub-advisory fees to any investment sub-adviser, transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.45% of the First Eagle US Equity ETF’s average daily net assets and 0.55% of the First Eagle Mid Cap Equity ETF’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the First Eagle US Equity ETF’s net Total Annual Fund Operating Expenses to exceed 0.45% or the First Eagle Mid Cap Equity ETF’s net Total Annual Fund Operating Expenses to exceed 0.55%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. These contractual

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

limitations are in effect until February 1, 2027, and may not be terminated prior to that date without the approval of the Board of the Trust. The Adviser may not recoup waived fees or reimbursed expenses under the Expense Limitation Agreement with the Funds. For the period ended April 30, 2026, the Adviser waived the First Eagle US Equity ETF $1,609 in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2026, the First Eagle US Equity ETF has $752 payable to the Adviser for expenses, which are included under Investment advisory fee payable on its Statement of Assets and Liabilities. For the period ended April 30, 2026, the Adviser waived the First Eagle Mid Cap Equity ETF $1,181 in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2026, the  First Eagle Mid Cap Equity ETF has $1,276 payable to the Adviser for expenses, which are included under Investment advisory fee payable on its Statement of Assets and Liabilities.

The Funds have entered into a custody agreement with J.P. Morgan Chase Bank, N.A. (“JPM”). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Funds’ portfolio securities and other assets. Under the terms of the custody agreement between the Funds and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Funds. JPM is also required, upon the order of the Funds, to deliver securities held by JPM and the sub-custodian, and to make payments for securities purchased by the Funds. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Funds’ administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds’ custodian. Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with First Eagle ETF Trust, authorized participants, and JPM.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2026, balances to the Plan are included in the fees payable to the Trustees on the Statements of Assets and Liabilities.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

Note 4 — Purchases and Sales of Securities

For the period ended April 30, 2026, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle US Equity ETF	$491,199	$156,972	$—	$—
First Eagle Mid Cap Equity ETF	575,820	565,685	—	—

Note 5 — Issuance and Redemption of Fund Shares

A Fund issues and redeems its shares only to Authorized Participants (“APs”) (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account.

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non-standard orders, or partial cash purchases for the Fund. A Fund may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for each Fund is $250.

Transaction fees assessed during the period ended April 30, 2026, were as follows:

Fund	Transaction Fees
First Eagle US Equity ETF	$250
First Eagle Mid Cap Equity ETF	1,500

Note 6 — In-Kind Transactions

During the period ended April 30, 2026, the Funds did not deliver portfolio securities in exchange for the redemption of shares (in-kind redemptions).

In addition, during the period, the Funds received securities in exchange for subscriptions of shares (in-kind purchases). For the period ended April 30, 2026, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
First Eagle US Equity ETF	$1,745,178
First Eagle Mid Cap Equity ETF	2,811,673

Note 7 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 8 — Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

Item 8 Changes In and Disagreements with Accountants

Not applicable.

Item 9 Proxy Disclosures

Not applicable.

Item 10 Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on December 11, 2025, the Board of Trustees (the “Board”), including a majority of the independent trustees (the “Independent Trustees”), approved the Funds’ advisory agreement (the “Advisory Agreement”) and the Funds’ subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”).

In response to a Section 15(c) information request letter sent to the Adviser on behalf of the Independent Trustees requesting information about the Advisory Agreements and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of expense information and performance. The Trustees also had the benefit of presentations from and discussions with management.

Prior to approving the Advisory Agreements, the Independent Trustees met in executive session with their independent counsel to discuss management’s responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory and subadvisory fee structures were fair and reasonable under the circumstances and within the range of what could be negotiated at arm’s length, and that the Advisory Agreements should serve the best interests of the Funds and their shareholders. The Trustees considered the following topics in reaching their conclusion to approve the Advisory Agreements:

Nature, Quality, and Extent of Services to be Provided

•
The Trustees reviewed the proposed services to be provided by the Adviser to the Funds. The Adviser would provide the Funds with investment research, advice and supervision and continuously furnish an investment portfolio consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s Registration Statement.
•
The Trustees reviewed the proposed services to be provided by Exchange Traded Concepts, LLC (“ETC”) to the Funds. ETC would trade portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

transactions or in connection with any rebalancing of a Fund, subject to the supervision of the Adviser and the Board. As part of its responsibilities, ETC may make investment decisions consistent with the Funds’ principal investment strategies, including as part of managing cash flow activity consistent with the Funds’ investment objectives, policies and restrictions as set forth in the Funds’ Registration Statement.

•
The Trustees commented on the background and experience of the proposed Portfolio Managers, including experience with other funds and products within the First Eagle Complex and other managers.
•
The Trustees commented on the representations received regarding the continued independent operations of the Adviser and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on Genstar, including its track record of growing businesses, its likely time period of ownership of the business and possible later exit strategies, its familiarity with the investment management industry and other highly regulated financial services sectors, its support for the Adviser’s strategic direction, and potential resources and other support that might be made available to the Adviser over time.

Investment Performance

•
No performance was presented for the Funds given that they were newly organized and had not yet commenced operations.
•
The Trustees noted investment performance associated with other funds managed by FEIM and received general market information suggesting possible return profiles and targets for the Funds. Performance forecasts were determined to be adequate and reflective of the Funds’ investment objective and philosophy.

Costs of Services To Be Provided and Profits To Be Realized by Advisers and Affiliates From Relationship with the Funds; Economies of Scale; Fall-Out Benefits

•
As part of their analysis, the Trustees considered fees paid by other funds with similar strategies within the First Eagle Complex and fees charged by investment advisers to peer funds for services comparable to those to be provided. While necessarily theoretical, general and imprecise, the Trustees also discussed the economics to be realized. Taking into account those considerations, the Trustees concluded that the Funds’ fee and expense terms were fair and reasonable under the circumstances.
•
The Trustees also considered that the Adviser is paying all organizational expenses of the Funds and that the Adviser and its affiliates are investing significant resources in their development. These activities were considered to be of significant benefit to the Funds and to represent an entrepreneurial commitment to investing in the launch and operations.
•
While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as “fall-out benefits”), the Trustees

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

considered that the Funds do not charge Rule 12b‑1 fees and, therefore, no revenue associated with Rule 12b‑1 fees (if any) on shareholders it services directly (if any) would be retained. The Trustees noted that the Adviser also may be able over time to extend investment and operational efficiencies associated with the Funds to management of other types of accounts.

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In regard to economies of scale, it was noted that any expectations of scale benefits for the Funds are necessarily speculative at this point.
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The Trustees reviewed the Adviser’s financial condition and profitability. Overall profits were believed to be robust, but no near-term profits are anticipated in respect of management of the Funds.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

General Information

Form N-PORT portfolio schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT are available on the SEC’s Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Funds upon request by calling 1.844.422.3367.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds’ proxy voting policies, (2) a description of the Funds’ proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.844.422.3367 or on the EDGAR Database on the SEC’s Web site at www.sec.gov.

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

First Eagle ETF Trust

Trustees

Lisa Anderson (Retired)

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Scott Sleyster

Trustee Emeritus

Tamara L. Fagely

Jody T. Foster

John T. Kelly-Jones

Officers

Mehdi Mahmud

President

Frank Riccio

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O’Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Investment Sub-Adviser

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Administrator and Transfer Agent

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16
Brooklyn, NY 11245

Underwriter

Quasar Distributors, LLC

190 Middle Street, Suite 301
Portland, ME 04101

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

Additional information about the Trustees and Officers is included in the Funds’ Statement of Additional Information.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle ETF Trust

First Eagle ETF Trust  |  Semiannual Report  |  April 30, 2026

First Eagle ETF Trust are offered by Quasar Distributors, LLC

190 Middle Street, Suite 301 Portland, ME 04101.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105‑0048
800.334.2143 www.firsteagle.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please see Renumeration Paid included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations for Approval of Advisory Agreements

At a meeting held on December 11, 2025, the Board of Trustees (the “Board”), including a majority of the independent trustees (the “Independent Trustees”), approved the Funds’ advisory agreement (the “Advisory Agreement”) and the Funds’ subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”).

In response to a Section 15(c) information request letter sent to the Adviser on behalf of the Independent Trustees requesting information about the Advisory Agreements and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of expense information and performance. The Trustees also had the benefit of presentations from and discussions with management.

Prior to approving the Advisory Agreements, the Independent Trustees met in executive session with their independent counsel to discuss management’s responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory and subadvisory fee structures were fair and reasonable under the circumstances and within the range of what could be negotiated at arm’s length, and that the Advisory Agreements should serve the best interests of the Funds and their shareholders. The Trustees considered the following topics in reaching their conclusion to approve the Advisory Agreements:

Nature, Quality, and Extent of Services to be Provided

● The Trustees reviewed the proposed services to be provided by the Adviser to the Funds. The Adviser would provide the Funds with investment research, advice and supervision and continuously furnish an investment portfolio consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s Registration Statement.

● The Trustees reviewed the proposed services to be provided by Exchange Traded Concepts, LLC (“ETC”) to the Funds. ETC would trade portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of a Fund, subject to the supervision of the Adviser and the Board. As part of its responsibilities, ETC may make investment decisions consistent with the Funds’ principal investment strategies, including as part of managing cash flow activity consistent with the Funds’ investment objectives, policies and restrictions as set forth in the Funds’ Registration Statement.

● The Trustees commented on the background and experience of the proposed Portfolio Managers, including experience with other funds and products within the First Eagle Complex and other managers.

● The Trustees commented on the representations received regarding the continued independent operations of the Adviser and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on Genstar, including its track record of growing businesses, its likely time period of ownership of the business and possible later exit strategies, its familiarity with the investment management industry and other highly regulated financial services sectors, its support for the Adviser’s strategic direction, and potential resources and other support that might be made available to the Adviser over time.

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Investment Performance

● No performance was presented for the Funds given that they were newly organized and had not yet commenced operations.

● The Trustees noted investment performance associated with other funds managed by FEIM and received general market information suggesting possible return profiles and targets for the Funds. Performance forecasts were determined to be adequate and reflective of the Funds’ investment objective and philosophy.

Costs of Services To Be Provided and Profits To Be Realized by Advisers and Affiliates From Relationship with the Funds; Economies of Scale; Fall-Out Benefits

● As part of their analysis, the Trustees considered fees paid by other funds with similar strategies within the First Eagle Complex and fees charged by investment advisers to peer funds for services comparable to those to be provided. While necessarily theoretical, general and imprecise, the Trustees also discussed the economics to be realized. Taking into account those considerations, the Trustees concluded that the Funds’ fee and expense terms were fair and reasonable under the circumstances.

● The Trustees also considered that the Adviser is paying all organizational expenses of the Funds and that the Adviser and its affiliates are investing significant resources in their development. These activities were considered to be of significant benefit to the Funds and to represent an entrepreneurial commitment to investing in the launch and operations.

● While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as “fall-out benefits”), the Trustees considered that the Funds do not charge Rule 12b-1 fees and, therefore, no revenue associated with Rule 12b-1 fees (if any) on shareholders it services directly (if any) would be retained. The Trustees noted that the Adviser also may be able over time to extend investment and operational efficiencies associated with the Funds to management of other types of accounts.

● In regard to economies of scale, it was noted that any expectations of scale benefits for the Funds are necessarily speculative at this point.

● The Trustees reviewed the Adviser’s financial condition and profitability. Overall profits were believed to be robust, but no near-term profits are anticipated in respect of management of the Funds.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a)	In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle ETF Trust

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date July 2, 2026

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date July 2, 2026

*Print the name and title of each signing officer under his or her signature.

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